Income Taxes - Income Tax Expense (Benefit) Related to Interest and Penalties (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 229.2	$ 251.6
Fair value of plan assets	$ 124.1	$ 121.8